Export Sales	12 Months Ended
Jun. 28, 2015
Segment Reporting [Abstract]
Export Sales

EXPORT SALES

Total export sales, sales from the United States to locations outside of the United States, and countries for which customer sales accounted for ten percent or more of total net sales are summarized as follows (thousands of dollars and percent of total net sales):

	2015		2014		2013
	Net Sales	%	Net Sales	%	Net Sales	%
Export Sales	$141,584	34%	$119,099	34%	$111,159	37%
Export Sales into Canada	$60,987	15%	$76,736	22%	$69,221	23%